ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2021	2020
Advance customer deposits and ticket sales	$309,718	$277,867
Construction cost payables	128,383	57,200
Interest expenses payable	105,637	96,491
Operating expense and other accruals and liabilities	86,859	73,177
Staff cost accruals	86,294	99,612
Gaming tax and license fee accruals	85,468	87,321
Outstanding gaming chips	72,147	205,780
Property and equipment payables	36,397	48,769
Loyalty program liabilities	24,350	29,175
Dividends payable	230	8,473

	$935,483	$983,865